Post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Financial Position Related to Defined Benefit pensions and Other Post employment Plans
The following tables present the financial position of our defined benefit pension and other post-employment plans for Canada, the U.S., the U.K., and our Caribbean subsidiaries. Other minor plans operated by some of our subsidiaries are not material and are not included in these disclosures.

	Pension plans		Other post-employment plans
$ millions, as at or for the year ended October 31	2021	2020	2021	2020
Defined benefit obligation
Balance at beginning of year	$9,139	$8,722	$609	$671
Current service cost	280	277	7	14
Past service cost (1)	(1)	(20)	9	(77)
Interest cost on defined benefit obligation	267	268	17	20
Employee contributions	5	5	–	–
Benefits paid	(386)	(369)	(26)	(26)
Special termination benefits	–	10	–	–
Foreign exchange rate changes	(49)	8	(3)	1
Net actuarial (gains) losses on defined benefit obligation	(691)	238	(64)	6
Balance at end of year	$8,564	$9,139	$549	$609
Plan assets
Fair value at beginning of year	$9,341	$8,853	$–	$–
Interest income on plan assets (2)	282	277	–	–
Net actuarial gains (losses) on plan assets (2)	479	349	–	–
Employer contributions	249	227	26	26
Employee contributions	5	5	–	–
Benefits paid	(386)	(369)	(26)	(26)
Plan administration costs	(8)	(7)	–	–
Foreign exchange rate changes	(58)	6	–	–
Fair value at end of year	$9,904	$9,341	$–	$–
Net defined benefit asset (liability)	1,340	202	(549)	(609)
Valuation allowance (3)	(17)	(17)	–	–
Net defined benefit asset (liability), net of valuation allowance	$1,323	$185	$(549)	$(609)

(1)	Prior year amounts include amounts related to the restructuring charge, and gains related to plan amendments recognized in 2020. See Note 23 for additional details on the restructuring charge.
(2)	The actual return on plan assets for the year was $761 million (2020: $626 million).
(3)	The valuation allowance reflects the effect of asset ceiling on plans with a net defined benefit asset.

Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities
The net defined benefit asset (liability), net of valuation allowance, included in Other assets and Other liabilities is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2021	2020	2021	2020
Other assets	$1,372	$247	$–	$–
Other liabilities (1)	(49)	(62)	(549)	(609)
	$1,323	$185	$(549)	$(609)

(1)	Excludes $4 million (2020: $5 million) of other liabilities for other post-employment plans of immaterial subsidiaries.

Summary of Defined Benefit obligation and Plan Assets by Region
The defined benefit obligation and plan assets by region are as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2021	2020	2021	2020
Defined benefit obligation
Canada	$7,846	$8,384	$512	$568
U.S., U.K., and the Caribbean	718	755	37	41
Defined benefit obligation at the end of year	$8,564	$9,139	$549	$609
Plan assets
Canada	$8,996	$8,469	$–	$–
U.S., U.K., and the Caribbean	908	872	–	–
Plan assets at the end of year	$9,904	$9,341	$–	$–

Summary of Defined Benefit Plan Expense
Amounts recognized in the consolidated statement of income
The net defined benefit expense for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans			Other post-employment plans
$ millions, for the year ended October 31	2021	2020	2019	2021	2020	2019
Current service cost (1)	$280	$277	$218	$7	$14	$11
Past service cost (2)	(1)	(20)	1	9	(77)	–
Interest cost on defined benefit obligation	267	268	303	17	20	24
Interest income on plan assets	(282)	(277)	(323)	–	–	–
Special termination benefits (2)	–	10	–	–	–	–
Plan administration costs	8	7	6	–	–	–
Loss on settlements	–	–	1	–	–	–
Net defined benefit plan expense recognized in net income	$272	$265	$206	$33	$(43)	$35

(1)
The 2021, 2020 and 2019 current service costs were calculated using separate discount rates of 2.99%, 3.14%, and 4.14%, respectively, to reflect the longer duration of future benefits payments associated with the additional year of service to be earned by the plan’s active participants.

(2)	Prior year amount includes amounts related to the restructuring charge, and gains related to plan amendments recognized in 2020. See Note 23 for additional details on the restructuring charge.

Summary of Net Remeasurement Gains (Losses) Recognized In OCI for Defined Benefit Plans
Amounts recognized in the consolidated statement of comprehensive income
The net remeasurement gains (losses) recognized in OCI for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans			Other post-employment plans
$ millions, for the year ended October 31	2021	2020	2019	2021	2020	2019
Actuarial gains (losses) on defined benefit obligation arising from changes in:
Demographic assumptions	$(1)	$148	$–	$16	$13	$–
Financial assumptions	798	(327)	(1,133)	42	(26)	(78)
Experience	(106)	(59)	(45)	6	7	1
Net actuarial gains (losses) on plan assets	479	349	965	–	–	–
Changes in asset ceiling excluding interest income	–	(1)	(5)	–	–	–
Net remeasurement gains (losses) recognized in OCI (1)	$1,170	$110	$(218)	$64	$(6)	$(77)

(1)
Excludes net remeasurement gains/losses recognized in OCI in respect of immaterial subsidiaries not included in the disclosures totalling $6 million net losses (2020: $5 million of net losses; 2019: $2 million of net losses).

Summary of defined benefit obligation
The breakdown of the defined benefit obligation for our Canadian plans between active, deferred and retired members is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2021	2020	2021	2020
Active members	$4,014	$4,362	$99	$129
Deferred members	569	626	–	–
Retired members	3,263	3,396	413	439
Total	$7,846	$8,384	$512	$568

Summary of Weighted Average Duration of Defined Benefit Obligation
The weighted-average duration of the defined benefit obligation for our Canadian plans is as follows:

	Pension plans		Other post-employment plans
As at October 31	2021	2020	2021	2020
Weighted-average duration, in years	14.2	14.8	11.7	12.6

Summary of Major Categories of Defined Benefit Plan Assets
The major categories of our defined benefit pension plan assets for our Canadian plans are as follows:

$ millions, as at October 31	2021		2020
Asset category (1)
Canadian equity securities (2)	$753	8%	$540	6%

Debt securities (3)
Government bonds	4,917	55	5,001	59
Corporate bonds	755	8	1,195	14
	5,672	63	6,196	73
Investment funds (4)
Canadian equity funds	40	1	30	–
U.S. equity funds	560	6	423	5
International equity funds (5)	39	1	32	–
Global equity funds (5)	1,171	13	961	12
Emerging markets equity funds	296	3	229	3
Fixed income funds	110	1	117	1
	2,216	25	1,792	21
Other (2)
Alternative investments (6)	1,740	20	1,281	16
Cash and cash equivalents and other	257	2	241	3
Obligations related to securities sold under repurchase agreements	(1,642)	(18)	(1,581)	(19)
	355	4	(59)	–
	$8,996	100%	$8,469	100%

(1)
Asset categories are based upon risk classification including synthetic exposure through derivatives. The fair value of derivatives as at October 31, 2021 was a net derivative asset of $30 million (2020: net derivative liability of $41 million).

(2)
Pension benefit plan assets include CIBC issued securities and deposits of nil (2020: $7 million), representing nil of Canadian plan assets (2020: 0.1%). All of the equity securities held as at October 31, 2021 and 2020 have daily quoted prices in active markets except hedge funds, infrastructure, and private equity.

(3)	All debt securities held as at October 31, 2021 and 2020 are investment grade, of which $134 million (2020: $244 million) have daily quoted prices in active markets.
(4)	$40 million (2020: $31 million) of the investment funds are directly held as at October 31, 2021 and have daily quoted prices in active markets.
(5)	Global equity funds include North American and international investments, whereas International equity funds do not include North American investments.
(6)	Comprised of private equity, infrastructure, private debt and real estate funds.

Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation
The weighted-average principal assumptions used to determine the defined benefit obligation for our Canadian plans are as follows:

	Pension plans		Other post-employment plans
As at October 31	2021	2020	2021	2020
Discount rate	3.5%	2.8%	3.4%	2.7%
Rate of compensation increase (1)	2.1%	2.0%	2.1%	2.0%

(1)
Rates of compensation increase for 2021 and 2020 reflect the use of a salary growth rate assumption table that is based on the age and tenure of the employees. The table yields a weighted-average salary growth rate of approximately 2.1% per annum (2020: 2.0%).

Summary of Longevities Underlying Values of Defined Benefit Obligation
Assumptions regarding future mortality have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation of our Canadian plans are as follows (in years):

As at October 31	2021	2020
Longevity at age 65 for current retired members
Males	23.4	23.4
Females	24.5	24.5
Longevity at age 65 for current members aged 45
Males	24.4	24.3
Females	25.4	25.4

Summary of Assumed Health-care Cost Trend Rates
The assumed health-care cost trend rates of the Canadian other post-employment plan providing medical, dental, and life insurance benefits are as follows:

For the year ended October 31	2021	2020
Health-care cost trend rates assumed for next year	4.9%	5.2%
Rate to which the cost trend rate is assumed to decline	4.0%	4.0%
Year that the rate reaches the ultimate trend rate	2040	2040

Summary of Affected Defined Benefit Obligation Due to Reasonable Possible Changes to Principal Actuarial Assumptions
Reasonably possible changes to one of the principal actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation of our Canadian plans as follows:

Estimated increase (decrease) in defined benefit obligation	Pension plans	Other post-employment plans
$ millions, as at October 31	2021	2021
Discount rate (100 basis point change)
Decrease in assumption	$1,256	$69
Increase in assumption	(1,028)	(57)
Rate of compensation increase (100 basis point change)
Decrease in assumption	(267)	–
Increase in assumption	309	–
Health-care cost trend rates (100 basis point change)
Decrease in assumption	n/a	(22)
Increase in assumption	n/a	25
Future mortality 1 year shorter life expectancy	(192)	(13)
1 year longer life expectancy	189	14

n/a	Not applicable.

Summary of Expected Future Benefit Payments
Expected future benefit payments
The expected future benefit payments for our Canadian plans for the next 10 years are as follows:

$ millions, for the year ended October 31	2022	2023	2024	2025	2026	2027–2031	Total
Defined benefit pension plans	$346	$354	$362	$371	$380	$2,039	$3,852
Other post-employment plans	28	28	29	29	30	156	300
	$374	$382	$391	$400	$410	$2,195	$4,152

Summary of Defined Contributions Plan Expense
We also maintain defined contribution plans for certain employees and make contributions to government pension plans. The expense recognized in the consolidated statement of income for these benefit plans is as follows:

$ millions, for the year ended October 31	2021	2020	2019
Defined contribution pension plans	$40	$33	$29
Government pension plans (1)	143	137	121
	$183	$170	$150

(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.